SECURED CONVERTIBLE DEBENTURE (Tables)	12 Months Ended
Dec. 31, 2025
SECURED CONVERTIBLE DEBENTURE
Schedule of outstanding principal and interest of the Debentures and Second Tranche Debentures

	December 31,	December 31,
	2025	2024
Opening	$4,481,066	$4,236,848
Accrued interest and accretion	371,422	591,480
Less payment of interest	—	(33,000)
Conversion of convertible debenture and interest	(4,852,488)	(314,262)
	$—	$4,481,066
Current portion	$—	$4,481,066
Non-current portion	$—	$—